Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Aggregate Prepayment To Suppliers	¥ 568,883		$ 87,436	¥ 992,569
Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	228,740		35,157	618,796
Singapore [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	0	[1]	0	239,327
South Korea [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	130,605		20,074	141,227
Germany [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	¥ 98,135		$ 15,083	¥ 238,242

[1]	As of December 31, 2017, all prepayments of Supplier A was provided with full impairment provision, please refer to note (18)(a).